Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2016	May 02, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	BIOSIG TECHNOLOGIES, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,961,906
Amendment Flag	false
Entity Central Index Key	0001530766
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1